Capital Structure and Financial Matters (Tables)	3 Months Ended
Mar. 31, 2022
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2021	23,203,808	23,204
Share capital, March 31, 2022	23,203,808	23,204